Income Taxes (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Income Taxes [Abstract]
Uncertain tax positions		$ 0
Unrecognized tax benefits	$ 0				$ 0
Accrued interest and penalties	$ 0				$ 0
Federal statutory rate	21.00%	34.00%	34.00%	34.00%
Reduction in deferred tax assets due to Tax Cuts and Jobs Act	$ 13,600,000
Federal [Member]
Income Taxes [Abstract]
Net operating loss carryforwards		$ 101,500,000
Income Taxes [Abstract]
Unrecognized tax benefits		0
Accrued interest and penalties		$ 0
Federal [Member] | Minimum [Member]
Income Taxes [Abstract]
Expiration date of net operating loss carryforwards	Dec. 31, 2029	Dec. 31, 2029
Federal [Member] | Maximum [Member]
Income Taxes [Abstract]
Expiration date of net operating loss carryforwards	Dec. 31, 2037	Dec. 31, 2037
New Jersey [Member]
Income Taxes [Abstract]
Net operating loss carryforwards		$ 31,900,000
NOL's sold		26,097,607	$ 19,196,765
Proceeds from sale of NOL's and R&D tax credits		$ 2,586,057	1,845,986
New Jersey [Member] | Minimum [Member]
Income Taxes [Abstract]
Expiration date of net operating loss carryforwards	Dec. 31, 2030	Dec. 31, 2030
New Jersey [Member] | Maximum [Member]
Income Taxes [Abstract]
Expiration date of net operating loss carryforwards	Dec. 31, 2037	Dec. 31, 2037
Research and Development Credit [Member] | Federal [Member]
Income Taxes [Abstract]
Tax credit carryforwards		$ 1,900,000
Research and Development Credit [Member] | New Jersey [Member]
Income Taxes [Abstract]
Tax credit carryforwards		400,000
Tax credit carryforwards sold		424,466	$ 257,222
Orphan Drug Credit [Member] | Federal [Member]
Income Taxes [Abstract]
Tax credit carryforwards		$ 22,100,000